IMPAIRMENT - Key assumptions (Details)	Dec. 31, 2023 $ / oz	Dec. 31, 2023	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / oz	Dec. 31, 2022	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / $
IMPAIRMENT
Inflation		2.00%				2.00%
Minimum
IMPAIRMENT
Gold price per oz	1,750				1,700
WACC		6.30%				5.80%
NAV multiple		1.00				1.06
Foreign exchange rates			0.77	1.00			0.75	1.00
Maximum
IMPAIRMENT
Gold price per oz	1,950				1,800
WACC		8.90%				9.70%
NAV multiple		1.66				1.21
Foreign exchange rates			0.80	1.00			0.80	1.00